Supplemental Cash Flow (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow [Abstract]
Schedule of supplemental cash flow
The following table summarizes other operating activities adjustments for non-cash income statement items in operating activities:

Other operating activities	2023	2022
Adjustments for non-cash income statement items:
Reclamation accretion expense (Note 14)	$493	$-
Bullion gains (Note 9)	(640)	-
Derivative gains (Note 8)	(95)	-
	$(242)	$-
The following table summarizes changes in non-cash working capital items in operating activities:

Changes in non-cash operating working capital items:	2023	2022
Trade and other receivables	$3,041	$(8,132)
Inventories	(1,449)	(21,945)
Prepaid expenses	(2,527)	(2,180)
Accounts payable	4,544	3,613
Provisions	(855)	-
	$2,754	$(28,644)
The following table provides a reconciliation of the impact of the accounting policy change on the 2022 amounts presented:

Amount
Interest paid(1)	(7,568)
Interest received(2)	2,715
(1)Previously presented as loan interest payments included in financing activities.
(2)Previously presented in investing activities.